STOCK COMPENSATION PLANS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCK COMPENSATION PLANS [Abstract]
Total stock-based compensation expense	$ 236.0	$ 209.0	$ 227.0
Total income tax benefit recognized in consolidated statements of income for share-based compensation arrangements	65.0	$ 57.0	$ 62.0
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted	$ 319.0
Weighted-average period over which the total unrecognized compensation cost is expected to be recognized (in years)	1 year 9 months 34 days
Stock-based compensation awards
Percent of Total Awards per Performance period	70.00%
Percentage of awards not considered granted and no performance measure available in the reporting period	30.00%
Vesting period of stock-based awards (in years)	4 years
Weighted-average assumptions used in the Black Scholes Merton option pricing model
Fair value of options at grant date (in dollars per share)	$ 4.38	$ 3.91	$ 3.73
Dividend yield (as a percent)	3.10%	2.70%	2.80%
Expected volatility (as a percent)	16.00%	16.00%	17.00%
Risk-free interest rate (as a percent)	1.80%	1.60%	0.90%
Expected term of the option (in years)	6 years	5 years	5 years
Share-based compensation disclosure
Granted (in shares)	13,000,000
Exercised (in shares)	(44,000,000)	(58,000,000)	(53,000,000)
Forfeited/expired (in shares)	(8,000,000)
Outstanding on December 31	266,000,000	305,000,000
Expected to vest	264,000,000
Granted, Weighted-Average Exercise Price (in dollars per share)	$ 41.89
Exercised, Weighted-Average Exercise Price (in dollars per share)	28.31
Forfeited/expired, Weighted-Average Exercise Price (in dollars per share)	36.53
Outstanding on December 31, Weighted-Average Exercise Price (in dollars per share)	32.51	$ 31.60
Expected to vest, Weighted-Average Exercise Price (in dollars per share)	$ 32.45
Expected to Vest, Weighted Average Remaining Contractual Life (in years)	5 years 6 months 12 days
Outstanding on December 31, 2015, Weighted-Average Remaining Contractual Life (in years)	5 years 6 months 18 days
Outstanding on December 31, 2015, Aggregate Intrinsic Value (in dollars)	$ 2,786.0
Expected to vest, Aggregate Intrinsic Value (in dollars)	$ 2,775.0
Exercisable on December 31, 2015	178,000,000
Exercisable on December 31, 2015 weighted average exercise price (in dollars per share)	$ 29.92
Exercisable on December 31, 2015, Weighted-Average Remaining Contractual Life (in years)	4 years 5 months 6 days
Exercisable on December 31, 2015, Aggregate Intrinsic Value (in dollars)	$ 2,317.0
Total intrinsic value of options exercised	$ 594.0	$ 894.0	$ 815.0
Number of Shares Available for Grant (in shares)	2,700,000
Summary disclosures
Outstanding performance share units at the Threshold Award Level (in shares)	5,000,000
Outstanding performance share units at the Maximum Award Level (in shares)	20,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other-than-Options Paid in Cash Equivalent in Period Value		$ 0.2	$ 1.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	3 years
CCE's North American business
Stock-based compensation awards
Vesting period of stock-based awards (in years)	3 years
Share-based compensation disclosure
Outstanding on December 31	1,000,000
Outstanding on December 31, Weighted-Average Exercise Price (in dollars per share)	$ 16.26
Expiration period of stock-based awards (in years)	10
Options Plan 2014 [Member] [Member]
Share-based compensation disclosure
Common stock was approved to be issued or transferred through the grant of stock options (in shares)	500,000,000
Options Plan 2014 [Member]
Share-based compensation disclosure
Number of Shares Available for Grant (in shares)	471,600,000
Stock options granted in December 2003 and thereafter
Share-based compensation disclosure
Expiration period of stock-based awards (in years)	10 years
Stock options granted from 1999 through July 2003
Share-based compensation disclosure
Expiration period of stock-based awards (in years)	15 years
Performance share units
Summary disclosures
Granted	1,857,000
Paid in cash equivalent (in shares)		(5,403)	(54,999)
Canceled/forfeited (in shares)	(7,087,000)
Outstanding on December 31, 2015	12,196,000	17,426,000
Outstanding on January 1, 2015	$ 31.59
Grants in Period, Weighted Average Grant Date Fair Value	37.99	$ 32.33	$ 32.67
Canceled/forfeited, Weighted-Average Grant-Date Fair Value (in dollars per share)	30.32
Outstanding on December 31	$ 33.30	31.59
Performance share units | Performance Period 2013 to 2015 [Member]
Summary disclosures
Performance share units outstanding based on the target award amounts (in shares)	5,115,000
Performance share units | Performance Period 2014 to 2016 [Member]
Summary disclosures
Performance share units outstanding based on the target award amounts (in shares)	5,306,000
Performance share units | Performance Period 2015 to 2017 [Member] [Domain]
Summary disclosures
Performance share units outstanding based on the target award amounts (in shares)	1,775,000
Time-Based Restricted Stock Unit Awards
Summary disclosures
Performance share units outstanding based on the target award amounts (in shares)	941,205
Restricted stock award plan [Member]
Share-based compensation disclosure
Number of Shares Available for Grant (in shares)	0
Summary disclosures
Outstanding on January 1, 2015	$ 25.17
Outstanding on December 31	$ 0.00	$ 25.17
Restricted shares units vested and released (in shares)	(130,017)	(6,773,934)	(405,963)
Vested and Release, Weighted Average Grant Date Fair Value	$ 25.17
Restricted shares vested and released under performance share unit awards, total intrinsic value	$ 5.0	$ 255.0	$ 16.0
Performance share units outstanding based on the target award amounts (in shares)	0	130,000